Exhibit 99.1

World Omni Auto Receivables Trust 2022-C
Monthly Servicer Certificate
July 31, 2023

Dates Covered
Collections Period	07/01/23 - 07/31/23
Interest Accrual Period	07/17/23 - 08/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	08/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/23	684,712,806.09	34,047
Yield Supplement Overcollateralization Amount 06/30/23	60,444,026.98	0
Receivables Balance 06/30/23	745,156,833.07	34,047
Principal Payments	25,934,620.48	565
Defaulted Receivables	875,530.69	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/23	57,454,302.02	0
Pool Balance at 07/31/23	660,892,379.88	33,445

Pool Statistics	$ Amount	# of Accounts
Pool Factor	63.94%
Prepayment ABS Speed	1.41%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	8,987,936.33	333
Past Due 61-90 days	2,550,388.30	92
Past Due 91-120 days	474,940.67	18
Past Due 121+ days	0.00	0
Total	12,013,265.30	443

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.67%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.42%
Delinquency Trigger Occurred	NO

Recoveries	584,045.24
Aggregate Net Losses/(Gains) - July 2023	291,485.45
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.47%
Prior Net Losses/(Gains) Ratio	0.24%
Second Prior Net Losses/(Gains) Ratio	0.28%
Third Prior Net Losses/(Gains) Ratio	0.28%
Four Month Average	0.32%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.25%

Overcollateralization Target Amount	5,948,031.42
Actual Overcollateralization	5,948,031.42
Weighted Average Contract Rate	4.42%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	51.11

Flow of Funds	$ Amount
Collections	29,191,643.04
Investment Earnings on Cash Accounts	26,187.79
Servicing Fee	(620,964.03)
Transfer to Collection Account	-
Available Funds	28,596,866.80

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,948,928.80
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	2,528,010.96
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,130,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,948,031.42
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,883,102.12

Total Distributions of Available Funds	28,596,866.80

Servicing Fee	620,964.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 07/17/23	678,550,390.84
Principal Paid	23,606,042.38
Note Balance @ 08/15/23	654,944,348.46

Class A-1
Note Balance @ 07/17/23	0.00
Principal Paid	0.00
Note Balance @ 08/15/23	0.00
Note Factor @ 08/15/23	0.0000000%

Class A-2
Note Balance @ 07/17/23	281,470,390.84
Principal Paid	23,606,042.38
Note Balance @ 08/15/23	257,864,348.46
Note Factor @ 08/15/23	63.7174076%

Class A-3
Note Balance @ 07/17/23	252,900,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	252,900,000.00
Note Factor @ 08/15/23	100.0000000%

Class A-4
Note Balance @ 07/17/23	98,700,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	98,700,000.00
Note Factor @ 08/15/23	100.0000000%

Class B
Note Balance @ 07/17/23	30,350,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	30,350,000.00
Note Factor @ 08/15/23	100.0000000%

Class C
Note Balance @ 07/17/23	15,130,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	15,130,000.00
Note Factor @ 08/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,107,722.30
Total Principal Paid	23,606,042.38
Total Paid	25,713,764.68

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	874,903.80
Principal Paid	23,606,042.38
Total Paid to A-2 Holders	24,480,946.18

Class A-3
Coupon	3.66000%
Interest Paid	771,345.00
Principal Paid	0.00
Total Paid to A-3 Holders	771,345.00

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.0831824
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.3312008
Total Distribution Amount	25.4143832

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	2.1618577
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	58.3297316
Total A-2 Distribution Amount	60.4915893

A-3 Interest Distribution Amount	3.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.0500000

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	107.09
Noteholders' Third Priority Principal Distributable Amount	640.94
Noteholders' Principal Distributable Amount	251.97

Account Balances	$ Amount
Reserve Account
Balance as of 07/17/23	5,058,901.50
Investment Earnings	21,757.55
Investment Earnings Paid	(21,757.55)
Deposit/(Withdrawal)	-
Balance as of 08/15/23	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,011,529.09	$5,387,382.93	$4,734,009.52
Number of Extensions	170	182	160
Ratio of extensions to Beginning of Period Receivables Balance	0.67%	0.70%	0.59%